Taxes - Reconciliation of tax rates (Details)	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Taxes
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax holiday	(31.11%)	(25.93%)
Favorable tax rate impact	0.10%	1.43%
Permanent difference	0.00%	0.22%
Changes of deferred tax assets valuation allowances	7.70%	1.22%
Non-PRC entities not subject to PRC income tax	(62.57%)	(21.39%)
Total	(60.88%)	(19.45%)